Contractual commitments and contingent liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Contractual commitments	¥ 2,570,912	¥ 3,807,743
Maximum potential amounts of future payment	¥ 1,553,327	2,314,927
Expiration Date of Concentration of Labor Supply In Employees under Agreeements	Aug. 31, 2027
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract	¥ 5,390	¥ 8,917
Contingent liability for guarantees [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	8 years
Contingent liability for guarantees [Member] | Minimum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period	1 month